SUNSTONE FINANCIAL GROUP, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 271-5885
                               Fax: (414) 221-6966

May 13, 2002

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Van Wagoner Funds
         Filing Pursuant to Rule 497(j)
         (33-98358; 811-9116)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Van Wagoner Funds (the "Company") hereby certifies that the form of Prospectus and Statement of Additional Information for the Company that would have been filed on behalf of the Company pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Company's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2002.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours

/s/ Constance Dye Shannon
Senior Counsel